Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Revenues

Details are as follows:

	Year ended December 31,
	2018	2017	2016
	(millions of euros)
Equipment sales	1,538	1,560	1,378
Services	17,379	18,264	17,655
Revenues on construction contracts	23	4	(8)

Total	18,940	19,828	19,025